Condensed Consolidated Statements of Stockholder's Equity (Unaudited) - USD ($)	Series A A A Preferred Stock [Member]	Mezzanine Preferred Stock [Member]	Series E Preferred Stocks [Member]	Series C Preferred Stocks [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance, at June 30, 2021 (restated) at Dec. 31, 2020	$ (0)	$ 868,869	$ 4,935,040	$ 15,000	$ 282	$ 182,529,005	$ (1,350,000)	$ (184,111,511)	$ 2,886,685
Shares, Outstanding, Beginning Balance at Dec. 31, 2020		56,413	61,688	1,500	2,803,685		37,500
Common stock issued for cash					$ 10	548,980			548,990
Common stock issued for cash, shares					91,502
Common stock issued for services						81,825			81,825
Common stock issued for services, shares					10,000
Stock based compensation						142,221			142,221
Net Loss								(2,355,158)	(2,355,158)
Balance, at September 30, 2021 (restated) at Mar. 31, 2021		$ 868,869	$ 4,935,040	15,000	$ 292	183,302,031	$ (1,350,000)	(186,466,669)	1,304,563
Shares, Outstanding, Ending Balance at Mar. 31, 2021		56,413	61,688		2,905,187		37,500
Balance, at June 30, 2021 (restated) at Dec. 31, 2020	$ (0)	$ 868,869	$ 4,935,040	$ 15,000	$ 282	182,529,005	$ (1,350,000)	(184,111,511)	2,886,685
Shares, Outstanding, Beginning Balance at Dec. 31, 2020		56,413	61,688	1,500	2,803,685		37,500
Balance, at September 30, 2021 (restated) at Sep. 30, 2021		$ 868,869	$ 4,935,040		$ 372	186,409,518	$ (1,350,000)	(191,815,534)	(951,735)
Shares, Outstanding, Ending Balance at Sep. 30, 2021		56,413	61,688		3,670,086		37,500
Balance, at June 30, 2021 (restated) at Mar. 31, 2021		$ 868,869	$ 4,935,040	$ 15,000	$ 292	183,302,031	$ (1,350,000)	(186,466,669)	1,304,563
Shares, Outstanding, Beginning Balance at Mar. 31, 2021		56,413	61,688		2,905,187		37,500
Common stock issued for cash					$ 6	349,994			350,000
Common stock issued for cash, shares					58,334
Common stock issued for services						37,975			37,975
Common stock issued for services, shares					5,000
Stock based compensation						55,392			55,392
Notes converted to common stock					$ 9	451,993			452,002
Notes converted to common stock , shares					92,761
Original issue discount shares					$ 5	268,145			268,150
Original issue discount shares, shares					39,500
Net Loss								(1,873,523)	(1,873,523)
Balance, at September 30, 2021 (restated) at Jun. 30, 2021		$ 868,869	$ 4,935,040	15,000	$ 312	184,465,530	$ (1,350,000)	(188,340,192)	594,559
Shares, Outstanding, Ending Balance at Jun. 30, 2021		56,413	61,688		3,100,782		37,500
Common stock issued for cash
Note conversions					$ 13	702,486			702,499
Note conversions , shares					130,904
Common stock issued for services						53,500			53,500
Common stock issued for services, shares					7,500
Stock based compensation						717,168			717,168
Original issue discount shares					$ 9	455,872			455,881
Original issue discount shares, shares					55,900
Conversion Series C preferred stock				$ (15,000)	$ 38	14,962
Conversion Series C preferred stock , shares				(1,500)	375,000
Net Loss								(3,475,342)	(3,475,342)
Balance, at September 30, 2021 (restated) at Sep. 30, 2021		$ 868,869	$ 4,935,040		$ 372	186,409,518	$ (1,350,000)	(191,815,534)	(951,735)
Shares, Outstanding, Ending Balance at Sep. 30, 2021		56,413	61,688		3,670,086		37,500
Balance, at June 30, 2021 (restated) at Dec. 31, 2021	$ 493,869		$ 4,935,040		$ 650	201,284,007	$ (1,350,000)	(202,444,894)	2,918,672
Shares, Outstanding, Beginning Balance at Dec. 31, 2021	31,413		61,688		6,460,751		37,500
Common stock issued for services					$ 5	84,495			84,500
Common stock issued for services, shares					50,000
Stock based compensation						32,254			32,254
Note conversion					$ 145	2,680,020			2,680,165
Note conversion , shares					1,443,333
Net Loss								(2,440,044)	(2,440,044)
Balance, at September 30, 2021 (restated) at Mar. 31, 2022	$ 493,869		$ 4,935,040		$ 800	204,082,938	$ (1,350,000)	(204,884,938)	3,277,709
Shares, Outstanding, Ending Balance at Mar. 31, 2022	31,413		61,688		7,954,084		37,500
Balance, at June 30, 2021 (restated) at Dec. 31, 2021	$ 493,869		$ 4,935,040		$ 650	201,284,007	$ (1,350,000)	(202,444,894)	2,918,672
Shares, Outstanding, Beginning Balance at Dec. 31, 2021	31,413		61,688		6,460,751		37,500
Balance, at September 30, 2021 (restated) at Jun. 30, 2022	$ 493,869		$ 4,935,040		$ 841	205,080,366	$ (1,350,000)	(205,955,915)	3,204,201
Shares, Outstanding, Ending Balance at Jun. 30, 2022	31,413		61,688		8,362,084		37,500
Balance, at June 30, 2021 (restated) at Dec. 31, 2021	$ 493,869		$ 4,935,040		$ 650	201,284,007	$ (1,350,000)	(202,444,894)	2,918,672
Shares, Outstanding, Beginning Balance at Dec. 31, 2021	31,413		61,688		6,460,751		37,500
Balance, at September 30, 2021 (restated) at Sep. 30, 2022	$ 493,869		$ 4,935,040		$ 927	206,355,362	$ (1,350,000)	(208,236,095)	2,199,103
Shares, Outstanding, Ending Balance at Sep. 30, 2022	31,413		61,688		9,271,639		37,500
Balance, at June 30, 2021 (restated) at Mar. 31, 2022	$ 493,869		$ 4,935,040		$ 800	204,082,938	$ (1,350,000)	(204,884,938)	3,277,709
Shares, Outstanding, Beginning Balance at Mar. 31, 2022	31,413		61,688		7,954,084		37,500
Stock based compensation						1,479			1,479
Note and warrant conversion					$ 41	988,590			988,631
Note and warrant conversion , shares					408,000
Net Loss								(1,070,977)	(1,070,977)
Balance, at September 30, 2021 (restated) at Jun. 30, 2022	$ 493,869		$ 4,935,040		$ 841	205,080,366	$ (1,350,000)	(205,955,915)	3,204,201
Shares, Outstanding, Ending Balance at Jun. 30, 2022	31,413		61,688		8,362,084		37,500
Common stock issued for cash					$ 83	1,137,417			1,137,500
Common stock issued for cash, shares					882,448
Stock based compensation						25,954			25,954
Note and warrant conversion					$ 3	108,422			108,425
Note and warrant conversion , shares					27,107
Net Loss								(2,280,180)	(2,280,180)
Balance, at September 30, 2021 (restated) at Sep. 30, 2022	$ 493,869		$ 4,935,040		$ 927	$ 206,355,362	$ (1,350,000)	$ (208,236,095)	$ 2,199,103
Shares, Outstanding, Ending Balance at Sep. 30, 2022	31,413		61,688		9,271,639		37,500